Consolidated Balance Sheets $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Current assets
Cash and cash equivalents (note 4)	$ 735	$ 1,775
Accounts receivable (notes 5, 25)	1,119	1,499
Income taxes receivable	0	30
Inventories (note 6)	1,115	1,486
Prepaid expenses	161	148
Current assets	3,130	4,938
Non-current assets
Restricted cash (notes 7, 18)	164	142
Exploration and evaluation assets (note 8)	46	643
Property, plant and equipment, net (note 9)	13,496	23,623
Right-of-use assets	698	1,202
Goodwill (note 11)	0	656
Investment in joint ventures (note 12)	457	1,182
Long-term income taxes receivable	202	212
Deferred tax assets (note 13)	1,328	0
Deferred tax liability	990	(2,170)
Other assets (note 14)	166	524
Total Assets	19,687	33,122
Current liabilities
Accounts payable and accrued liabilities (note 16)	2,129	3,465
Current tax liabilities, current	27	0
Short-term debt (notes 15, 17)	40
Long-term debt due within one year (note 17)	0	400
Current lease liabilities	102	109
Asset retirement obligations (note 16)	94	112
Current liabilities	2,392	4,636
Non-current liabilities
Long-term debt (note 15)	6,117	4,570
Other long-term liabilities (note 17)	410	454
Asset retirement obligations (note 16)	2,068	2,643
Non-current lease liabilities	1,298	1,353
Non-current lease liabilities	(1,298)	(1,353)
Deferred tax liabilities	338	2,170
Total Liabilities	12,623	15,826
Shareholders’ equity
Common shares (note 20)	7,293	7,293
Preferred shares (note 20)	874	874
Contributed surplus	2	2
Retained earnings (deficit)	(1,855)	8,365
Accumulated other comprehensive income	735	748
Non-controlling interest	15	14
Total Shareholders’ Equity	7,064	17,296
Total Liabilities and Shareholders’ Equity	$ 19,687	$ 33,122